Loans Payable to Stockholders (Details Textual) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended	1 Months Ended
	Aug. 06, 2013	Jul. 23, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Nov. 14, 2014	Jan. 03, 2013	Aug. 31, 2013	Mar. 22, 2013	Jan. 11, 2013	Dec. 31, 2011	Sep. 25, 2014	Jun. 03, 2014	Apr. 02, 2014
Loans Payable to Stockholders [Line Items]
Maximum Loan Amount Agreed	$ 600,000
Warrants Issued to Purchase of Common Stock, Shares	1,000,000	150,000		1,415,000		4,997,400
Warrants Issued to Purchase of Common Stock, Value	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10	$ 1.10	$ 0.80	$ 0.80					$ 0.80
Fair Value of Warrants	134,117											134,117
Debt Instrument, Interest Rate, Effective Percentage	10.00%		10.00%	10.00%					10.00%
Loans Payable			1,313,823	1,313,823					1,313,823
Due to Affiliate														100,000
Repayments of Long-term Debt, Total				507,825	483,921	858,157	278,001	2,301,496	2,809,321
Debt Conversion, Converted Instrument, Shares Issued		200,000
Loans Payable To Shareholders			3,383,195	3,383,195		465,883	2,898,216	465,883	3,383,195						2,898,216
Price Per Share For Notes To Be Converted Into Common Shares						$ 2.00		$ 2.00
Change In Maturity Days By Note Holders						At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. The noteholders signed multiple addendums to the notes agreeing to extend the maturity date. On March 22, 2013, the Company and the noteholders amended the notes to extend the maturity date to May 31, 2013 and reduce the conversion price to $0.50 per share.
Debt Instrument, Interest Rate, Basis for Effective Rate	bearing simple interest at a rate of 10% per annum					The notes accrued simple interest at a rate of 10% per annum and were due and payable 60 to 180 days from the date of issue.
Debt Instrument Extended Maturity Date						May 31, 2013
Debt Instrument, Convertible, Conversion Price						$ 1.10		$ 1.10			$ 0.50		$ 0.50
Percentage Of Warrants For Each Share Of Common Stock Issued						75.00%
Induced Conversion of Convertible Debt Expense			0	0	0	724,623	0	724,623	724,623
Debt Instrument, Debt Default, Amount	20,000
Shares Issued, Price Per Share		$ 0.50
Warrant Exercisable Term		5 years
Warrant Expiration Date		Dec. 31, 2013
Subsequent Event [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares										375,312
Due to Related Parties, Current										205,000
Debt Conversion, Converted Instrument, Shares Issued										93,828
El Coronado Holdings Inc [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Value				2,000,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%	10.00%					10.00%
Outstanding Principal And Accrued Unpaid Interest			100,000	100,000					100,000
Due to Related Parties, Current			1,640,000	1,640,000					1,640,000
Convertible Debt																3,000,000	2,000,000
El Coronado Holdings Inc [Member] | Maximum [Member]
Loans Payable to Stockholders [Line Items]
Convertible Debt																		300,000
Summit Resources Inc [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares	1,000,000
Warrants Issued to Purchase of Common Stock, Value	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10
Fair Value of Warrants	134,117																101,777
Debt Instrument, Face Amount	600,000		1,415,000	1,415,000					1,415,000
Repayments of Debt				323,915
Accretion Expense				72,404	0
Loans Payable			214,372	214,372					214,372
Due to Related Parties, Current			1,415,000	1,415,000					1,415,000
Pledged Assets, Not Separately Reported, Finance Receivables			125,000	125,000					125,000
Summit Resources Inc [Member] | Maximum [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross																	1,500,000
Summit Resources Inc [Member] | Minimum [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross																	900,000
Summit Resources Inc [Member] | Subsequent Event [Member]
Loans Payable to Stockholders [Line Items]
Repayments of Long-term Debt, Total										75,000
Stanley Hostler [Member]
Loans Payable to Stockholders [Line Items]
Due to Affiliate			195,000	195,000					195,000
Stanley Hostler [Member] | Subsequent Event [Member]
Loans Payable to Stockholders [Line Items]
Repayments of Long-term Debt, Total										100,000
Steve Turner [Member]
Loans Payable to Stockholders [Line Items]
Due to Affiliate			20,000	20,000					20,000
Steve Turner [Member] | Subsequent Event [Member]
Loans Payable to Stockholders [Line Items]
Repayments of Long-term Debt, Total										20,000
El Coronado, Scott Segal, and Leo Harris [Member] | Subsequent Event [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares										3,398,788
Debt Conversion, Converted Instrument, Shares Issued										849,697
One Board Member and His Spouse [Member]
Loans Payable to Stockholders [Line Items]
Loans Payable To Shareholders											$ 125,000
Change In Maturity Days By Note Holders											At the option of the holder, the note, including the principal and accrued interest, was convertible into common stock of the Company at $0.50 per share. On May 1, 2013, the Company and El Coronado Holdings, LLC extended the maturity date by 60 days to May 31, 2013.
Debt Instrument, Interest Rate, Basis for Effective Rate											The note accrued simple interest at a rate of 10% per annum.
Debt Instrument Extended Maturity Date											May 31, 2013
Debt Instrument, Convertible, Conversion Price											$ 0.50